Earnings / (loss) per share - Summary of Earning Per Share (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2022 INR (₨) ₨ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 INR (₨) ₨ / shares shares [1]	Mar. 31, 2020 INR (₨) ₨ / shares shares [1]
Earnings per share [line items]
Loss attributable to equity holders of the parent		₨ (16,077)	$ (212)	₨ (7,818)	₨ (2,696)
Loss attributable to equity holders of Class A and C for basic and diluted		₨ (15,089)	$ (199)	₨ (7,818)	₨ (2,696)
Equity shares, Basic (in INR) | (per share)		₨ (40.82)	$ (0.54)	₨ (19.49)	₨ (7.08)
Equity shares, Diluted (in INR) | (per share)		₨ (40.82)	$ (0.54)	₨ (19.49)	₨ (7.08)
Weighted average number of equity shares in calculating basic EPS
Weighted Average number of shares of RPPL	[2],[3]	127,082,377	127,082,377	401,122,836	380,631,871
Weighted average number of equity shares in calculating basic EPS	[2],[3]	369,650,313	369,650,313	401,122,836	380,631,871
Class B Share
Earnings per share [line items]
Add: Loss attributable to one class share	[4]	₨ 551	$ 7	₨ 0	₨ 0
Class D Share
Earnings per share [line items]
Add: Loss attributable to one class share	[5]	₨ 437	$ 6	₨ 0	₨ 0
Class A Shares
Earnings per share [line items]
Equity shares, Basic (in INR) | (per share)		₨ (40.82)	$ (0.54)
Equity shares, Diluted (in INR) | (per share)		₨ (40.82)	$ (0.54)
Weighted average number of equity shares in calculating basic EPS
Weighted average number of equity shares in calculating basic EPS	[2],[3]	170,901,108	170,901,108	0	0
Class C Shares
Earnings per share [line items]
Equity shares, Basic (in INR) | (per share)		₨ (40.82)	$ (0.54)
Equity shares, Diluted (in INR) | (per share)		₨ (40.82)	$ (0.54)
Weighted average number of equity shares in calculating basic EPS
Weighted average number of equity shares in calculating basic EPS	[2],[3]	71,666,828	71,666,828	0	0

[1]	The earnings per share disclosed for the year ended March 31, 2021 and 2020 is calculated by dividing:
(a)
Profit or loss of RPPL attributable to ordinary shareholders; by
(b)
RPPL's historical weighted average number of ordinary shares outstanding multiplied by the exchange ratio established in the Transaction (i.e., 1 RPPL share to 0.8289 Company Share).

[2]	Since the effect of all potential equity shares was anti-dilutive in year ended March 2022 and 2021, it has not been considered for the purpose of computing diluted earnings per share.
[3]	The weighted average number of ordinary shares outstanding for the year ended March 31, 2022:
(a)
the number of ordinary shares outstanding from April 1, 2021 to August 23, 2021 is computed on the basis of the weighted average number of ordinary shares of RPPL outstanding during the year multiplied by the exchange ratio established in the Transaction (i.e., 1 RPPL share to 0.8289 Company Share); and
(b)
the number of ordinary shares outstanding from August 24, 2021 to March 31, 2022 is the actual number of ordinary shares of the Company outstanding during that year.

[4]	Class B share is not the most subordinate to other classes of equity instruments as per IAS 33. Refer Note 16 for terms of Class B share.
[5]	Class D share is a redeemable share and therefore, is not considered as ordinary shares as per IAS 33. Refer Note 16 for terms of Class D share.